January 5, 2004


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Filings - Rule 497(j)

Re:   The Dreyfus/Laurel Funds, Inc.
      - Dreyfus Premier Core Equity Fund
      Registration Statement File No. 33-16338
      CIK NO. 0000819940

Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 86 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 23, 2003.

                                                      Very truly yours,



                                                      /S/JAMES BITETTO
                                                      James Bitetto

JB:kwm
Enclosures



cc:   John Grzeskiewicz
      Kirkpatrick & Lockhart LLP
      KPMG LLP
      Stroock & Stroock & Lavan